                           AIM DEVELOPING MARKETS FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                         Supplement dated July 16, 2001
                      to the Prospectus dated March 1, 2001
                            as revised July 16, 2001


At a meeting held on June 12, 2001, the Board of Trustees of AIM Investment Funds (the "trust"), on behalf of AIM Developing Markets Fund (the "fund"), voted to request shareholders to approve the following items that will affect the fund:

- A new advisory agreement between the trust and A I M Advisors, Inc. ("AIM"). The principal changes to the advisory agreement are (i) to move the provision of administrative services to a master administrative service agreement, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The proposed advisory agreement adds provisions relating to certain functions that would be performed by AIM in connection with the fund's securities lending program and for which AIM would receive compensation;

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objective and making it non-fundamental. The investment objective of the fund would be changed by deleting the phrase "to the extent consistent with seeking growth of capital". If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read: "The fund's investment objective is to provide long-term growth of capital with a secondary investment objective of income."

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.

      AIM DEVELOPING MARKETS FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Developing Markets Fund primarily seeks to provide long-term growth of capital with a secondary objective of income, to the extent consistent with seeking growth of capital.
                                                     AIM--Registered Trademark--
      PROSPECTUS
      MARCH 1, 2001
      AS REVISED JULY 16, 2001

                                     This prospectus contains important
                                     information about the Class A, B and
                                     C shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                      - is not FDIC insured;
                                      - may lose value; and
                                      - is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                                 INVEST WITH DISCIPLINE
--Registered Trademark--                               --Registered Trademark--

                          ---------------------------
                          AIM DEVELOPING MARKETS FUND
                          ---------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         3

Performance Table                            3

FEE TABLE AND EXPENSE EXAMPLE                4
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    4

Expense Example                              4

FUND MANAGEMENT                              5
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                 5

Advisor Compensation                         5

Portfolio Managers                           5

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ---------------------------
                          AIM DEVELOPING MARKETS FUND
                          ---------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is long-term growth of capital and its secondary investment objective is income, to the extent consistent with seeking growth of capital.

  The fund seeks to meet these objectives by investing substantially all of its assets in issuers in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund will invest a majority of its assets in equity securities, and may also invest in debt securities, of developing countries. The fund considers issuers in "developing countries" to be those (1) organized under the laws of a developing country or have a principal office in a developing country; (2) that derive 50% or more, alone or on a consolidated basis, of their total revenues from business in developing countries; or (3) whose securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. The fund will normally invest in issuers in at least four countries, but it will invest no more than 25% of its assets in issuers in any one country. The fund also may hold no more than 40% of its assets in any one foreign currency and securities denominated in or indexed to such currency. The fund may invest in debt securities when economic and other factors appear to favor such investments. The fund may also invest up to 100% of its assets in lower-quality debt securities, i.e., "junk bonds."

  The fund may invest up to 50% of its total assets in the following types of developing market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (sovereign debt), and "Brady Bonds"; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of sovereign debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. There is no requirement with respect to the maturity or duration of debt securities in which the fund may invest.

  The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, shares of affiliated money market funds, or high-quality debt securities. As a result, the fund may not achieve its investment objectives.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a bond's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

                          ---------------------------
                          AIM DEVELOPING MARKETS FUND
                          ---------------------------

  These factors may affect the prices of securities issued by foreign companies and governments located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social or economic circumstances, some developing countries that issue lower-quality debt securities may be unable or unwilling to make principal or interest payments as they come due.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ---------------------------
                          AIM DEVELOPING MARKETS FUND
                          ---------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                                ANNUAL
YEAR ENDED                                      TOTAL
DECEMBER 31                                     RETURNS
-----------                                     -------
1995 ..........................................  -0.95%
1996 ..........................................  23.59%
1997 ..........................................  -8.49%
1998 .......................................... -35.32%
1999 ..........................................  61.50%
2000 .......................................... -33.45%

  During the periods shown in the bar chart, the highest quarterly return was 30.56% (quarter ended December 31, 1999) and the lowest quarterly return was -27.81% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                               SINCE     INCEPTION
December 31, 2000)              1 YEAR   5 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------
Class A                         (36.63)%  (5.62)%    (6.26)%    1/11/94
Class B                         (37.21)      --     (13.07)     11/3/97
Class C                         (34.64)      --       4.65     03/01/99
MSCI Emerging Markets Free
  Index(1)                      (30.61)   (4.17)     (4.77)(2) 12/31/93(2)
-----------------------------------------------------------------------------

(1) The Morgan Stanley Capital International Emerging Markets Free Index measures the performance of securities listed on the exchanges of 26 countries. The index excludes shares that are not readily purchased by non-local investors.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                          ---------------------------
                          AIM DEVELOPING MARKETS FUND
                          ---------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)            CLASS A    CLASS B    CLASS C
------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)               4.75%      None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None(1)   5.00%      1.00%
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - -- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are
deducted from fund
assets)                     CLASS A    CLASS B    CLASS C
------------------------------------------------------------
Management Fees             0.98%       0.98%     0.98%

Distribution and/or
Service (12b-1) Fees        0.39        1.00      1.00

Other Expenses

  Other                     0.57        0.56      0.56

  Interest                  0.01        0.01      0.01

Total Other Expenses        0.58        0.57      0.57

Total Annual Fund
Operating Expenses          1.95        2.55      2.55

Fee Waivers(2)              0.20        0.20      0.20

Net Expenses                1.75        2.35      2.35
-----------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Waiver has been restated to reflect the current agreement. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 1.75%, 2.40% and 2.40%, respectively.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $664    $1,058    $1,477     $2,642
Class B    758     1,094     1,555      2,739
Class C    358       794     1,355      2,885
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $664    $1,058    $1,477     $2,642
Class B    258       794     1,355      2,739
Class C    258       794     1,355      2,885
----------------------------------------------

                          ---------------------------
                          AIM DEVELOPING MARKETS FUND
                          ---------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO Asset Management Limited (the subadvisor), an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London, EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1967. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2000, the advisor received compensation of 0.89% of average daily net assets.

PORTFOLIO MANAGERS

The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- William Barron, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1995.

- John Cleary, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1997 to 1998, he was Manager of a global emerging markets fixed income fund for West Merchant Bank Ltd. From 1993 to 1996, he was a portfolio manager for Fischer Francis Trees and Watts. Mr. Cleary completed the investment management program at the London Business School in 1996.

- Christine Rowley, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Developing Markets Fund are subject to the maximum of 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                           ---------------------------
                           AIM DEVELOPING MARKETS FUND
                           ---------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                       CLASS A
                                                          -----------------------------------------------------------------
                                                                                              TEN
                                                                                            MONTHS          YEAR ENDED
                                                             YEAR ENDED OCTOBER 31,          ENDED         DECEMBER 31,
                                                          -----------------------------   OCTOBER 31,   -------------------
                                                          2000(a)    1999(a)    1998(a)     1997(b)       1996       1995
                                                          --------   --------   -------   -----------   --------   --------
Net asset value, beginning of period                      $  9.86    $  7.53    $12.56     $  13.84     $  11.60   $  12.44
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.01       0.06      0.39(c)      0.25         0.53       0.72
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (0.95)      2.36     (5.10)       (1.53)        2.19      (0.84)
===========================================================================================================================
    Total from investment operations                        (0.94)      2.42     (4.71)       (1.28)        2.72      (0.12)
===========================================================================================================================
Redemptions fees retained                                    0.01       0.03      0.28           --           --         --
===========================================================================================================================
Less distributions from net investment income               (0.04)     (0.12)    (0.60)          --        (0.48)     (0.72)
===========================================================================================================================
Net asset value, end of period                            $  8.89    $  9.86    $ 7.53     $  12.56     $  13.84   $  11.60
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(d)                                             (9.52)%    33.11%   (37.09)%      (9.25)%      23.59%     (0.95)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $136,160   $157,198   $87,517     $457,379     $504,012   $422,348
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets (including
  interest expense):
  With fee waivers                                           1.87%(e)   1.91%     1.93%        1.75%(f)     1.82%      1.77%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        1.95%(e)   2.38%     2.34%        1.83%(f)     1.85%      1.80%
===========================================================================================================================
Ratio of net investment income to average net assets         0.05%(e)   0.68%     3.84%        2.03%(f)     4.07%      6.33%
===========================================================================================================================
Ratio of interest expense to average net assets              0.01%(e)   0.01%     0.20%          --           --         --
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                       192%       125%      111%         184%         138%        75%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)Calculated using average shares outstanding.
(b)Prior to November 1, 1997 the Fund was known as G.T. Developing Markets Fund, Inc. All Capital shares issued and outstanding on October 31, 1997 were reclassified as Class A shares.
(c)Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(d)Does not include sales charges and is not annualized for period less than one year.
(e)Ratios are based on average daily net assets of $165,415,131.
(f)Annualized.

                          ---------------------------
                          AIM DEVELOPING MARKETS FUND
                          ---------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                               CLASS B
                                                              ------------------------------------------
                                                                                        NOVEMBER 3, 1997
                                                                                          (DATE SALES
                                                              YEAR ENDED OCTOBER 31,       COMMENCED)
                                                              ----------------------     TO OCTOBER 31,
                                                              2000(a)        1999(a)        1998(a)
                                                              -------        -------    ----------------
Net asset value, beginning of period                          $ 9.79         $ 7.49         $ 12.56
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.06)          0.01            0.31(b)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.94)          2.37           (5.07)
========================================================================================================
    Total from investment operations                           (1.00)          2.38           (4.76)
========================================================================================================
Redemptions fees retained                                         --             --            0.28
========================================================================================================
Less distributions from net investment income                     --          (0.08)          (0.59)
========================================================================================================
Net asset value, end of period                                $ 8.79         $ 9.79         $  7.49
________________________________________________________________________________________________________
========================================================================================================
Total return(c)                                               (10.21)%        32.14%         (39.76)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $79,754        $49,723         $   154
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                              2.47%(d)       2.51%           2.68%(e)
--------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.55%(d)       2.98%           3.09%(e)
========================================================================================================
Ratio of net investment income (loss) to average net assets    (0.56)%(d)      0.08%           3.09%(e)
========================================================================================================
Ratio of interest expense to average net assets                 0.01%(d)       0.01%           0.20%(e)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate                                          192%           125%            111%
________________________________________________________________________________________________________
========================================================================================================

(a)Calculated using average shares outstanding.
(b)Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(c)Does not include contingent deferred sales charges and is not annualized for period less than one year.
(d)Ratios are based on average daily net assets of $71,295,269.
(e)Annualized.

                          ---------------------------
                          AIM DEVELOPING MARKETS FUND
                          ---------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         CLASS C
                                                              -----------------------------
                                                                             MARCH 1, 1999
                                                                              (DATE SALES
                                                              YEAR ENDED       COMMENCED)
                                                              OCTOBER 31,    TO OCTOBER 31,
                                                                2000(a)         1999(a)
                                                              -----------    --------------
Net asset value, beginning of period                            $  9.79          $ 7.47
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)             --
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.94)           2.32
===========================================================================================
    Total from investment operations                              (1.00)           2.32
===========================================================================================
Net asset value, end of period                                  $  8.79          $ 9.79
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                                  (10.21)%         31.06%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 1,618          $  412
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                 2.47%(c)        2.51%(d)
-------------------------------------------------------------------------------------------
  Without fee waivers                                              2.55%(c)        2.98%(d)
===========================================================================================
Ratio of net investment income (loss) to average net assets       (0.56)%(c)       0.08%(d)
===========================================================================================
Ratio of interest expense to average net assets                    0.01%(c)        0.01%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate                                             192%            125%
___________________________________________________________________________________________
===========================================================================================

(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges and is not annualized for period less than one year.
(c)Ratios are based on average daily net assets of $1,324,425.
(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                         INVESTOR'S
                                        SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

                                      A-1                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE             CLASS B            CLASS C
----------------------------------------------------------
First                         5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--08/01                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                       50                                                   25

IRA, Education IRA or Roth IRA                   250                                                  50

All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.
PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                 OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

                                      A-3                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--08/01                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

MCF--08/01                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                      A-7                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--08/01                            A-8

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                          AIM DEVELOPING MARKETS FUND
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OBTAINING ADDITIONAL INFORMATION
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More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

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BY MAIL:            A I M Fund Services, Inc.
                    P.O. Box 4739
                    Houston, TX 77210-4739

BY TELEPHONE:       (800) 347-4246

ON THE INTERNET:    You can send us a request by
                    e-mail or download prospectuses,
                    annual or semiannual reports via
                    our website:
                    http://www.aimfunds.com

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You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

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AIM Developing Markets Fund
SEC 1940 Act file number: 811-05426
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[AIM LOGO APPEARS HERE]    www.aimfunds.com   DVM-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--